PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	May 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expenses from continuing operations		$ 968	$ 1,968	$ 2,593
Depreciation expenses from discontinuing operations		0	6	85
Proceeds from Sale of Buildings	$ 60,388
Gain (Loss) on Disposition of Property Plant Equipment		$ 25,928	$ (13)	$ 95